Related-party transactions - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors and senior management
Disclosure of transactions between related parties [line items]
Compensation selected employees	$ (5,232)	$ (5,232)	$ (7,122)
Amounts payable, related party transactions	(15,499)	(15,499)
Joint venture
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0	0
Sales of goods	0	0	456
Services	0	0	210
Interest income	$ 0	$ 0	$ 242